Trade and Other Payables - Schedule of Trade and Other Payables (Details)	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Non-current
Provision	$ 150,000	$ 19,272	$ 150,000
Current
Trade payables – third parties	7,715,592	991,301	7,229,939
Other payables	4,533	583	3,162,303
Accruals	2,846,202	365,681	2,598,216
Total trade and other current payables	$ 10,566,327	$ 1,357,565	$ 12,990,458